CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (55,561)	$ (69,014)	$ (86,235)	$ (57,018)
Adjustments to reconcile net loss to net cash (used in) in operating activities:
Amortization of note payable discount	3,021
Interest receivable	(2,241)
Gain on sale of property and equipment		(4,405)	(4,405)
Bad debt expense			490
Changes in assets and liabilities affecting operations:
Accounts receivable	(5,240)	(2,295)	(190)	365
Accounts payable and accrued expenses	(19,437)	16,631	21,485	(9,101)
Prepaid expenses and other current assets				2,800
Deferred revenue	2,130		730	(1,200)
Security Deposits		3,075	3,075	(3,075)
NET CASH (USED IN) OPERATING ACTIVITIES	(77,328)	(56,008)	(65,050)	(67,229)
CASH FLOWS FROM INVESTING ACTIVITIES
Note receivable	(150,000)
Proceeds from sale of property and equipment		4,405	4,405
NET CASH (USED IN) PROVIDED BY INVESTING ACTIVITIES	(150,000)	4,405	4,405
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from related party debt	7,144		1,214
Principal payments on related party debt				(4,610)
Proceeds from notes payable	219,795	47,000	54,150	75,000
NET CASH FLOWS PROVIDED BY FINANCING ACTIVITIES	226,939	47,000	55,364	70,390
NET (DECREASE) IN CASH	(389)	(4,603)	(5,281)	3,161
CASH - beginning of year	618	5,899	5,899	2,738
CASH - end of period	229	1,296	618	5,899
Cash paid during the year for:
Income taxes		50	50	10,263
Interest	7,248	6,629	8,935	2,110
SUPPLEMENTAL SCHEDULE OF NON-CASH INVESTING AND FINANCING ACTIVITIES
Beneficial conversion feature	93,750
Assignment of debt between creditors			202,000
Conversion of debt for common stock			$ 202,000